Financial Instruments and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments and Fair Value Disclosures [Abstract]
Revenue from Charterers
For the years ended December 31, 2023 and 2022 and for the period from inception (April 15, 2021) through December 31, 2021 charterers that individually accounted for 10% or more of the Company’s time charter revenues were as follows:

Charterer	2023	2022	2021
A	25%	-	-
B	16%	20%	-
C	10%	-	-
D	-	14%	-
E	-	12%	-
F	-	11%	32%
G	-	-	35%
H	-	-	26%